June 23, 2014

U.S. Securities & Exchange Commission
100 F Street, N.E.
Washington, DC 20549

Re:	Vanguard Explorer Fund (the Trust) File No. 2-27203

Commissioners:

Pursuant to Rule 497(e) under the Securities Act of 1933, we hereby file exhibits containing interactive data format risk/return summary information that reflects the risk/return summary information contained in the supplement dated June 16, 2014, filed pursuant to Rule 497(e), for the above-mentioned Trust.

Sincerely,

Judith L. Gaines

Associate Counsel

The Vanguard Group, Inc.

cc:	Amy Miller, Esq.
U.S. Securities and Exchange Commission